RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Advances from directors (interest at prime plus 1%)	$ 0	$ 0
Entities controlled by directors (non-interest-bearing)	95,090	82,328
Due to related parties	$ 95,090	$ 82,328